Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) (Detail) - EBP 001 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number		51-0275712
Plan number		001
Notes receivable from participants, cost		$ 0
EBP, Asset Held for Investment		5,618,291,281
Registered Investment [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		442,383,629
Common Collective Trust [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		4,586,307,483
Fully Benefit Responsive Investments [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		349,155,214
Investment, Identifier [Axis]: Common Stock | Bank of Montreal | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	[1]	$ 176,981,909
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Bank of Montreal [Member]
EBP, Investment, Number of Shares	[1]	1,080,540
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | American Century High Yield Corporate CIT | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 54,749,897
EBP, Investment, Issuer Name [Extensible Enumeration]		American Century High Yield Corporate CIT [Member]
EBP, Investment, Number of Shares		4,720,103
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | BNYM Mellon NSL ACWI ex-U.S. Fund, Institutional Class | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	[1]	$ 98,123,223
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	BNYM Mellon NSL ACWI exU.S. Fund, Institutional Class [Member]
EBP, Investment, Number of Shares	[1]	365,545
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | BNYM Mellon NSL Aggregate Bond Index Fund, Institutional Class | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	[1]	$ 61,321,638
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	BNYM Mellon NSL Aggregate Bond Index Fund, Institutional Class [Member]
EBP, Investment, Number of Shares	[1]	384,655
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | BNYM Mellon NSL Mid Cap Stock Index Fund, Institutional Class | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	[1]	$ 173,557,522
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	BNYM Mellon NSL Mid Cap Stock Index Fund, Institutional Class [Member]
EBP, Investment, Number of Shares	[1]	326,260
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | BNYM Mellon NSL Small Cap Stock Index Fund, Institutional Class | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	[1]	$ 134,979,474
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	BNYM Mellon NSL Small Cap Stock Index Fund, Institutional Class [Member]
EBP, Investment, Number of Shares	[1]	269,189
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | BNYM Mellon NSL Stock Index Fund, Institutional Class | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	[1]	$ 904,693,050
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	BNYM Mellon NSL Stock Index Fund Institutional Class [Member]
EBP, Investment, Number of Shares	[1]	1,062,757
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | BNYM Mellon NSL TIPS Index Fund, Institutional Class | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	[1]	$ 32,941,599
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	BNYM Mellon NSL TIPS Index Fund, Institutional Class [Member]
EBP, Investment, Number of Shares	[1]	208,610
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | BlackRock LifePath Index 2030 Non-Lendable Fund H | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 217,209,580
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock LifePath Index 2030 NonLendable Fund H [Member]
EBP, Investment, Number of Shares		17,761,262
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | BlackRock LifePath Index 2035 Non-Lendable Fund H | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 234,204,191
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock LifePath Index 2035 NonLendable Fund H [Member]
EBP, Investment, Number of Shares		18,272,078
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | BlackRock LifePath Index 2040 Non-Lendable Fund H | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 251,228,299
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock LifePath Index 2040 NonLendable Fund H [Member]
EBP, Investment, Number of Shares		18,752,439
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | BlackRock LifePath Index 2045 Non-Lendable Fund H | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 310,171,669
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock LifePath Index 2045 NonLendable Fund H [Member]
EBP, Investment, Number of Shares		22,217,328
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | BlackRock LifePath Index 2050 Non-Lendable Fund H | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 237,014,281
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock LifePath Index 2050 NonLendable Fund H [Member]
EBP, Investment, Number of Shares		16,421,578
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | BlackRock LifePath Index 2055 Non-Lendable Fund H | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 166,484,053
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock LifePath Index 2055 NonLendable Fund H [Member]
EBP, Investment, Number of Shares		11,365,030
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | BlackRock LifePath Index 2060 Non-Lendable Fund H | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 118,657,255
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock LifePath Index 2060 NonLendable Fund H [Member]
EBP, Investment, Number of Shares		8,088,209
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | BlackRock LifePath Index 2065 Non-Lendable Fund H | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 55,657,159
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock LifePath Index 2065 NonLendable Fund H [Member]
EBP, Investment, Number of Shares		3,794,255
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | BlackRock LifePath Index Retirement Non-Lendable Fund H | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 258,348,631
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock LifePath Index Retirement NonLendable Fund H [Member]
EBP, Investment, Number of Shares		22,391,304
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | Commingled Pension Trust Fund (U.S. Analyst) of JPMorgan Chase Bank, N.A | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 859,509,154
EBP, Investment, Issuer Name [Extensible Enumeration]		Commingled Pension Trust Fund (U.S. Analyst) of JPMorgan Chase Bank, N.A [Member]
EBP, Investment, Number of Shares		7,728,704
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | Dimensional U.S. Small Cap CIT Fund, Class T | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 153,691,017
EBP, Investment, Issuer Name [Extensible Enumeration]		Dimensional U.S. Small Cap CIT Fund, ClassT [Member]
EBP, Investment, Number of Shares		12,969,706
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | Jennison Small/Mid Cap Equity Fund of the Prudential Trust Company | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 58,294,212
EBP, Investment, Issuer Name [Extensible Enumeration]		Jennison SmallMid Cap Equity Fund of the Prudential Trust Company [Member]
EBP, Investment, Number of Shares		508,720
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | MFS International Equity Fund, Class 3A | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 136,210,513
EBP, Investment, Issuer Name [Extensible Enumeration]		MFS International Equity Fund, Class3A [Member]
EBP, Investment, Number of Shares		5,971,526
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Common and Collective Trusts | TCW MetWest Total Return Bond Fund, Class Z1 | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 69,261,066
EBP, Investment, Issuer Name [Extensible Enumeration]		TCW MetWest Total Return Bond Fund, ClassZ1 [Member]
EBP, Investment, Number of Shares		5,714,609
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
Investment, Identifier [Axis]: Fully Benefit-Responsive Investments | American General Life Insurance | Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 57,175,055
EBP, Investment, Issuer Name [Extensible Enumeration]		American General Life Insurance [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fully Benefit Responsive Investments [Member]
Investment, Identifier [Axis]: Fully Benefit-Responsive Investments | Dreyfus | Cash equivalents
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 6,086,401
EBP, Investment, Issuer Name [Extensible Enumeration]		Dreyfus [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fully Benefit Responsive Investments [Member]
Investment, Identifier [Axis]: Fully Benefit-Responsive Investments | Met Tower Life | Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 57,177,266
EBP, Investment, Issuer Name [Extensible Enumeration]		Met Tower Life [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fully Benefit Responsive Investments [Member]
Investment, Identifier [Axis]: Fully Benefit-Responsive Investments | Nationwide Life Insurance | Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 57,184,028
EBP, Investment, Issuer Name [Extensible Enumeration]		Nationwide Life Insurance [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fully Benefit Responsive Investments [Member]
Investment, Identifier [Axis]: Fully Benefit-Responsive Investments | Pacific Life Insurance | Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 57,178,214
EBP, Investment, Issuer Name [Extensible Enumeration]		Pacific Life Insurance [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fully Benefit Responsive Investments [Member]
Investment, Identifier [Axis]: Fully Benefit-Responsive Investments | Prudential Insurance Company | Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 57,175,691
EBP, Investment, Issuer Name [Extensible Enumeration]		Prudential Insurance Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fully Benefit Responsive Investments [Member]
Investment, Identifier [Axis]: Fully Benefit-Responsive Investments | RGA | Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 57,178,559
EBP, Investment, Issuer Name [Extensible Enumeration]		RGA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Fully Benefit Responsive Investments [Member]
Investment, Identifier [Axis]: Notes Receivable from Participants | Participant loans | Notes receivable
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution		$ 63,463,046
Investment, Identifier [Axis]: Registered Investment Companies | BlackRock 20/80 Target Allocation Fund K | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 22,153,733
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock 2080 Target Allocation Fund K [Member]
EBP, Investment, Number of Shares		1,904,878
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment [Member]
Investment, Identifier [Axis]: Registered Investment Companies | BlackRock 40/60 Target Allocation Fund K | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 26,397,233
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock 4060 Target Allocation Fund K [Member]
EBP, Investment, Number of Shares		1,925,400
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment [Member]
Investment, Identifier [Axis]: Registered Investment Companies | BlackRock 60/40 Target Allocation Fund K | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 74,520,033
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock 6040 Target Allocation Fund K [Member]
EBP, Investment, Number of Shares		4,602,843
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment [Member]
Investment, Identifier [Axis]: Registered Investment Companies | BlackRock 80/20 Target Allocation Fund K | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 209,132,600
EBP, Investment, Issuer Name [Extensible Enumeration]		BlackRock 8020 Target Allocation Fund K [Member]
EBP, Investment, Number of Shares		11,129,995
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment [Member]
Investment, Identifier [Axis]: Registered Investment Companies | DFA Emerging Market Core Equity Fund | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 87,445,448
EBP, Investment, Issuer Name [Extensible Enumeration]		DFA Emerging Market Core Equity Fund [Member]
EBP, Investment, Number of Shares		3,007,065
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment [Member]
Investment, Identifier [Axis]: Registered Investment Companies | PIMCO All Asset Fund, Institutional Class | shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value		$ 22,734,582
EBP, Investment, Issuer Name [Extensible Enumeration]		PIMCO All Asset Fund Institutional Class [Member]
EBP, Investment, Number of Shares		1,990,769
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Registered Investment [Member]
Maximum [Member] | Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		9.50%	9.50%
Minimum [Member] | Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		3.25%	3.25%

[1]	Represents party-in-interest